Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Line Items]
Less: allowance for credit losses	$ (33,250)	$ (12,750)	$ (2,861)
Accounts receivable, net	8,842,220	5,906,938
Third Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	8,873,138	5,907,935
Related Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	$ 2,332	$ 11,753